Related Parties and Parties-In-Interest Transactions (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 758,372,364	$ 696,293,521
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, risk and uncertainty, concentration of investment at fair value to total investments, percentage	27.00%	33.00%
Total investments, at fair value	$ 209,841,693	$ 231,526,207
MSC Industrial Direct Co., Inc. Class A Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, risk and uncertainty, concentration of investment at fair value to total investments, percentage	2.00%	2.00%
Total investments, at fair value	$ 14,239,254	$ 12,940,222